Investments in Joint Ventures and Associates - Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [Line Items]
Carrying amount	€ 1,503	€ 1,430	€ 1,430
ASR [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	8,863	8,289
Net assets of joint venture excluding goodwill	8,827	8,180
Fair value adjustments	50	47
Goodwill on acquisition	117	117
Carrying amount	2,811	2,618
Aegon [member] | ASR [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	2,644	2,453
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	657	683
Net assets of joint venture excluding goodwill	577	603
Goodwill on acquisition	80	80
Carrying amount	374	387
Santander Spain Life [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	294	308
AIFMC [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	985	810
Net assets of joint venture excluding goodwill	985	809
Goodwill on acquisition	1	1
Carrying amount	483	397
AIFMC [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	483	397
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	1,159	1,157
Net assets of joint venture excluding goodwill	1,040	1,030
Goodwill on acquisition	120	128
Carrying amount	646	646
Other Joint ventures [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	€ 526	€ 518